Annual Total Returns [BarChart] - First Trust Europe AlphaDEX Fund - First Trust Europe AlphaDEX Fund	May 03, 2021
Bar Chart Table:
2012	21.98%
2013	31.33%
2014	(8.90%)
2015	2.53%
2016	1.24%
2017	35.67%
2018	(18.67%)
2019	24.38%
2020	4.95%